John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 97.1%		$2,108,327,096
(Cost $1,702,590,235)
Communication services 3.2%		68,780,891
Entertainment 3.2%
Madison Square Garden Sports Corp. (A)	226,280	49,752,184
Playtika Holding Corp.	2,653,934	19,028,707
Consumer discretionary 10.8%		235,650,942
Diversified consumer services 1.5%
Mister Car Wash, Inc. (A)	4,103,012	32,906,156
Hotels, restaurants and leisure 1.3%
First Watch Restaurant Group, Inc. (A)	1,399,274	29,356,769
Household durables 0.7%
Green Brick Partners, Inc. (A)	238,231	14,405,829
Specialty retail 4.6%
Abercrombie & Fitch Company, Class A (A)	189,265	22,594,456
Academy Sports & Outdoors, Inc.	414,431	21,678,886
Lithia Motors, Inc.	149,022	56,047,174
Textiles, apparel and luxury goods 2.7%
Levi Strauss & Company, Class A	1,697,297	32,299,562
On Holding AG, Class A (A)	440,249	26,362,110
Consumer staples 1.7%		37,928,988
Consumer staples distribution and retail 1.0%
The Chefs’ Warehouse, Inc. (A)	404,630	21,793,372
Household products 0.7%
Central Garden & Pet Company, Class A (A)	517,333	16,135,616
Energy 4.7%		101,654,562
Energy equipment and services 3.0%
Helmerich & Payne, Inc.	1,045,178	33,017,173
Liberty Energy, Inc.	1,798,934	32,938,482
Oil, gas and consumable fuels 1.7%
Magnolia Oil & Gas Corp., Class A	1,506,283	35,698,907
Financials 13.2%		286,074,501
Banks 12.2%
Atlantic Union Bankshares Corp.	1,097,592	41,456,050
Banner Corp.	571,379	40,379,354
Cullen/Frost Bankers, Inc.	317,255	44,225,347
Pinnacle Financial Partners, Inc.	390,286	48,695,984
SouthState Corp.	545,055	57,552,357
Univest Financial Corp.	1,081,097	32,854,538
Financial services 1.0%
Compass Diversified Holdings	984,041	20,910,871
Health care 13.7%		297,764,207
Biotechnology 1.1%
ACADIA Pharmaceuticals, Inc. (A)	498,949	9,310,388
SpringWorks Therapeutics, Inc. (A)	236,499	8,868,713
Ultragenyx Pharmaceutical, Inc. (A)	133,309	5,736,286
Health care equipment and supplies 5.9%
Globus Medical, Inc., Class A (A)	303,145	28,107,604
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Haemonetics Corp. (A)	268,108	$18,512,857
Integer Holdings Corp. (A)	124,848	17,755,883
LivaNova PLC (A)	444,418	22,198,679
Merit Medical Systems, Inc. (A)	212,022	23,084,955
Teleflex, Inc.	108,717	19,595,152
Health care providers and services 3.7%
Acadia Healthcare Company, Inc. (A)	402,937	18,176,488
Concentra Group Holdings Parent, Inc.	523,531	12,203,508
Option Care Health, Inc. (A)	833,048	25,757,844
Select Medical Holdings Corp.	1,249,806	24,583,684
Life sciences tools and services 1.4%
Bio-Rad Laboratories, Inc., Class A (A)	82,815	29,886,277
Pharmaceuticals 1.6%
Jazz Pharmaceuticals PLC (A)	86,530	10,761,736
Prestige Consumer Healthcare, Inc. (A)	302,516	23,224,153
Industrials 18.9%		409,537,478
Aerospace and defense 1.6%
Hexcel Corp.	547,824	35,718,125
Building products 4.9%
Simpson Manufacturing Company, Inc.	227,458	38,212,944
The AZEK Company, Inc. (A)	664,770	34,056,167
Trex Company, Inc. (A)	466,404	33,968,203
Construction and engineering 3.5%
Arcosa, Inc.	485,975	49,229,268
MasTec, Inc. (A)	177,253	25,717,638
Electrical equipment 3.0%
Generac Holdings, Inc. (A)	156,075	23,306,680
Regal Rexnord Corp.	261,055	41,437,260
Machinery 5.9%
Atmus Filtration Technologies, Inc.	896,054	37,472,978
Crane Company	167,380	28,508,162
The Timken Company	422,382	33,904,603
The Toro Company	336,321	28,005,450
Information technology 22.3%		484,562,572
Electronic equipment, instruments and components 1.5%
Advanced Energy Industries, Inc.	282,978	32,565,108
Semiconductors and semiconductor equipment 5.7%
Alpha & Omega Semiconductor, Ltd. (A)	515,885	19,820,302
Ambarella, Inc. (A)	433,074	33,225,437
Kulicke & Soffa Industries, Inc.	507,461	22,505,895
MACOM Technology Solutions Holdings, Inc. (A)	165,472	21,883,672
Veeco Instruments, Inc. (A)	1,030,127	26,144,623
Software 15.1%
Adeia, Inc.	1,952,075	25,084,164
Alkami Technology, Inc. (A)	816,170	28,394,554
Braze, Inc., Class A (A)	669,654	30,790,691
CommVault Systems, Inc. (A)	253,923	40,439,777
CyberArk Software, Ltd. (A)	68,317	25,344,241
Progress Software Corp.	545,215	31,257,176
Q2 Holdings, Inc. (A)	380,972	36,257,105
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
Tenable Holdings, Inc. (A)	830,373	$35,780,773
Varonis Systems, Inc. (A)	706,275	32,036,634
Xperi, Inc. (A)	1,701,522	15,347,728
Yext, Inc. (A)	4,207,400	27,684,692
Materials 2.5%		55,024,883
Chemicals 1.5%
Avient Corp.	743,353	31,889,844
Construction materials 1.0%
Summit Materials, Inc., Class A (A)	442,268	23,135,039
Real estate 4.8%		103,819,253
Hotel and resort REITs 1.3%
Sunstone Hotel Investors, Inc.	2,462,149	27,896,148
Industrial REITs 3.5%
EastGroup Properties, Inc.	218,217	37,013,968
First Industrial Realty Trust, Inc.	728,772	38,909,137
Utilities 1.3%		27,528,819
Multi-utilities 1.3%
Unitil Corp.	513,885	27,528,819

	Yield (%)	Shares	Value
Short-term investments 2.7%			$58,106,390
(Cost $58,100,347)
Short-term funds 2.7%			58,106,390
John Hancock Collateral Trust (B)	4.2301(C)	5,808,664	58,106,390

Total investments (Cost $1,760,690,582) 99.8%	$2,166,433,486
Other assets and liabilities, net 0.2%	3,642,284
Total net assets 100.0%	$2,170,075,770

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-25.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,808,664	$67,574,977	$177,789,496	$(187,261,442)	$10,355	$(6,996)	$568,156	—	$58,106,390
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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